SCHEDULE OF DUE FROM TO RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Related Party Transaction [Line Items]
Due to related parties	$ 134,073	$ 244,871
Due from related parties	$ 527,389	33,228
Yongwei Hu [Member]
Related Party Transaction [Line Items]
Related party relationship description	Chief Executive Officer and Controlling shareholder of the Company
Due to related parties	$ 130,983	81,089
Wenhu Guo [Member]
Related Party Transaction [Line Items]
Related party relationship description	Senior Management of the Company
Due to related parties		11,543
Due from related parties	$ 15,624	10,544
Sheying Wang [Member]
Related Party Transaction [Line Items]
Related party relationship description	Senior Management of the Company
Due to related parties	$ 3,090	145,634
Yuantao Wang [Member]
Related Party Transaction [Line Items]
Related party relationship description	49% shareholder of Tianjin YHX
Due to related parties		18,105
Shaanxi Meishengyuan Biotechnology Co., Ltd [Member]
Related Party Transaction [Line Items]
Related party relationship description	Mr Hu, the Chief Executive Officer and Controlling shareholder of the Company, is also the majority shareholder and director of this company
Due to related parties		43
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	134,073	256,414
Due from related parties	$ 527,389	33,228
Wenjuan Chen [Member]
Related Party Transaction [Line Items]
Related party relationship description	Senior Management of the Company
Due from related parties	$ 6,304	4,700
Lu Jiang [Member]
Related Party Transaction [Line Items]
Related party relationship description	Employee of the Company
Due from related parties	$ 757	768
Jing Liu [Member]
Related Party Transaction [Line Items]
Related party relationship description	Wife of the controlling shareholder
Due from related parties	$ 76,132	7,709
Shujie Mou [Member]
Related Party Transaction [Line Items]
Related party relationship description	Senior Management of Tianjin YHX
Due from related parties		2,953
Shaanxi Kangdi Health Technology Co., LTD [Member]
Related Party Transaction [Line Items]
Related party relationship description	25% shareholder of Xi’an Shanfang
Due from related parties	$ 428,572	$ 6,554